CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,606,545	$ 722,867	¥ 3,579,665
Restricted cash	93,219	14,628	151,354
Short-term investments			1,448,843
Accounts receivable, net of allowance for credit losses of RMB12,949 and RMB118,724 as of December 31, 2020 and 2021, respectively	2,260,918	354,788	2,188,977
Inventories	1,073,567	168,466	1,026,038
Advances to suppliers	527,973	82,850	284,776
Prepayments and other current assets	572,774	89,881	438,212
Amounts due from related parties	68,984	10,825	40,935
Total current assets	9,203,980	1,444,305	9,158,800
Non-current assets:
Investments in equity investees	330,788	51,908	53,342
Property and equipment, net	652,886	102,452	430,089
Intangible assets, net	395,210	62,017	146,373
Land use right, net	40,516	6,358	41,541
Operating lease right-of-use assets	1,095,570	171,919	524,792
Goodwill	397,904	62,440	13,574
Other non-current assets	87,926	13,797	51,531
Deferred tax assets	114,200	17,920	54,649
Total non-current assets	3,115,000	488,811	1,315,891
TOTAL ASSETS	12,318,980	1,933,116	10,474,691
Current liabilities (including amounts of the consolidated VIE without recourse to the Company. See Note 2):
Short-term loan	2,288,465	359,110
Accounts payable	494,079	77,533	421,562
Notes payable	529,603	83,106	500,820
Income tax payables	127,990	20,084	72,588
Accrued expenses and other current liabilities	984,519	154,493	991,180
Amounts due to related parties	73,794	11,580	44,997
Current operating lease liabilities	278,176	43,652	165,122
Total current liabilities	4,776,626	749,558	2,196,269
Non-current liabilities:
Long-term loan	0	0	1,762,847
Deferred tax liability	51,525	8,085	2,538
Long-term operating lease liabilities	883,495	138,640	370,434
Other non-current liabilities	125,985	19,769
Total non-current liabilities	1,061,005	166,494	2,135,819
TOTAL LIABILITIES	5,837,631	916,052	4,332,088
Redeemable non-controlling interests	1,421,680	223,092	9,000
Baozun Inc. shareholders' equity:
Additional paid-in capital	4,959,646	778,277	5,207,631
Treasury shares (nil and 8,149,626 shares as of December 31, 2020 and 2021, respectively)	385,942	60,563
Retained earnings	425,125	66,711	952,001
Accumulated other comprehensive income	(102,603)	(16,101)	(48,756)
Total Baozun Inc. shareholders' equity	4,896,359	768,345	6,111,021
Non-controlling interests	163,310	25,627	22,582
Total equity	5,059,669	793,972	6,133,603
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTERESTS AND EQUITY	12,318,980	1,933,116	10,474,691
Class A ordinary shares
Baozun Inc. shareholders' equity:
Common Stock Value	125	20	137
Class B ordinary shares
Baozun Inc. shareholders' equity:
Common Stock Value	¥ 8	$ 1	¥ 8